Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jul. 01, 2023	Jun. 30, 2023	Jun. 30, 2022
Revenue from Primary geographical markets United States of America	$ 3,116,889	$ 5,045,330	$ 11,344,823	$ 20,519,729
Disaggregated revenue from Primary geographical markets			11,522,487	20,960,812
Deferred revenue	23,914		23,914		$ 235,255	$ 0	$ 0	$ 0
Revenue from Primary geographical markets Other	43,591	177,912	177,664	441,083
Total Disaggregated revenue	3,160,480	5,223,242	11,522,487	20,960,812
Contract Manufactured [Member]
Disaggregated revenue from Primary geographical markets	625,169	673,738	2,038,348	2,219,111
Purchased As Finished Good [Member]
Disaggregated revenue from Primary geographical markets	229,875	1,995,164	2,434,245	10,364,506
Furniture and Fixtures [Member]
Disaggregated revenue from Primary geographical markets	$ 3,160,480	$ 2,554,341	$ 7,049,894	$ 8,377,195